STOCKHOLDERS' DEFICIT - Common Stock (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Sep. 30, 2023 $ / shares shares	Aug. 10, 2023 shares	Dec. 31, 2021 $ / shares shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	30,898,162	400,000,000		15,696,266
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	347,926	26,316,681		264,977
Common stock, shares outstanding	347,926	26,316,681	26,316,681	264,977
MedTech Acquisition Corp | Class A Common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	100,000,000			100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common stock, votes per share | Vote	1
Common stock, shares issued	0			0
Common stock, shares outstanding	0			0
MedTech Acquisition Corp | Class A common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Number of shares subject to redemption	1,953,422			25,000,000
MedTech Acquisition Corp | Class B Common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	10,000,000			10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common stock, votes per share | Vote	1
Common stock, shares issued	6,250,000			6,250,000
Common stock, shares outstanding	6,250,000			6,250,000
Number of Class A common stock issued upon conversion of each share (in shares)	1
Ratio to be applied to the stock in the conversion	20